PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation of property and equipment and amortization of land use rights		$ 26,735	$ 27,961
Depreciation expenses	$ 25,247	$ 25,923	$ 27,589
Building
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	458,921
Scenario One [Member]
Property, Plant and Equipment [Line Items]
Buildings and Improvements, Gross	$ 69,907